PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2011

February 2, 2012

Dear Investor,

The purpose of this supplement is to update information regarding the investment advisory arrangements of PACE Alternative Strategies Investments (the "fund").

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisors for the fund, subject to approval of the board of trustees (the "Board") of PACE Select Advisors Trust (the "Trust"). A significant service you receive with the fund is the on-going review and due diligence by UBS Global AM of the fund's investment advisors. At the recommendation of UBS Global AM, the Board has terminated Goldman Sachs Asset Management, L.P. ("GSAM") as an investment advisor to the fund, effective as of the close of business on February 10, 2012. Analytic Investors, LLC, Wellington Management Company, LLP, First Quadrant L.P. and Standard Life Investments (Corporate Funds) Limited will continue to serve as the fund's investment advisors.

As a result of these changes, the Prospectuses and SAI are hereby revised as follows, effective as of February 10, 2012.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Management process" beginning on page 63 of the Multi-Class Prospectus and page 62 of the Class P Prospectus is revised by replacing the second sentence of the first full paragraph of that section with the following:

Analytic Investors, LLC ("Analytic Investors"), Wellington Management Company, LLP ("Wellington Management"), First Quadrant L.P. ("First Quadrant") and Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments") currently serve as the fund's investment advisors.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Management process" beginning on page 63 of the Multi-Class Prospectus and page 62 of the Class P Prospectus is revised by deleting the sixth and seventh full paragraphs of that section in their entirety.

The section captioned "PACE Alternative Strategies Investments Fund summary—Performance" and sub-headed "Risk/return bar chart and table" beginning on page 67 of the Multi-Class Prospectus and page 65 of the Class P Prospectus is revised by deleting the ninth sentence (eighth sentence, in the Class P Prospectus) of the first paragraph of that section in its entirety.

ZS-527

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Investment manager and advisors" on page 68 of the Multi-Class Prospectus and page 66 of the Class P Prospectus is revised by replacing that section in its entirety with the following:

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the fund's manager. Analytic Investors, Wellington Management, First Quadrant and Standard Life Investments serve as the fund's investment advisors.

The section captioned "PACE Alternative Strategies Investments Fund Summary" and sub-headed "Portfolio managers" on page 68 of the Multi-Class Prospectus and page 66 of the Class P Prospectus is revised by deleting the third bullet point of that section in its entirety.

The section captioned "More information about the funds—PACE Alternative Strategies Investments—Investment objective and principal strategies" and sub-headed "Management process" beginning on page 91 of the Multi-Class Prospectus and page 94 of the Class P Prospectus is revised by replacing the first paragraph in its entirety and the first sentence in the second paragraph in its entirety with the following:

UBS Global AM, the fund's manager, selects investment advisors for the fund, subject to approval of the fund's board. Analytic Investors, LLC ("Analytic Investors"), Wellington Management Company, LLP ("Wellington Management"), First Quadrant L.P. ("First Quadrant") and Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments") serve as the fund's investment advisors. The allocation of the fund's assets between investment advisors who employ investment strategies is designed to achieve long-term capital appreciation while having a low correlation to traditional equity and fixed income asset classes. The relative value of each investment advisor's share of the fund's assets may change over time.

Analytic Investors, Wellington Management, First Quadrant and Standard Life Investments employ the following portfolio management strategies:

The section captioned "More information about the funds—PACE Alternative Strategies Investments—Investment objective and principal strategies" and sub-headed "Management process" beginning on page 91 of the Multi-Class Prospectus and page 94 of the Class P Prospectus is revised by deleting the third bullet in the second paragraph in its entirety.

The section captioned "More information about the funds—PACE Alternative Strategies Investments—Investment objective and principal strategies" and sub-headed "Management process" beginning on page 91 of the Multi-Class Prospectus and page 94 of the Class P Prospectus is revised deleting the thirteenth through fifteenth paragraphs of that section in their entirety.

The section captioned "Management—Investment advisors and portfolio managers" and sub-headed "PACE Alternative Strategies Investments" beginning on page 127 of the Multi-Class Prospectus and page 126 of the Class P Prospectus is revised by replacing the first sentence of the first paragraph of that section in its entirety with the following:

Analytic Investors, LLC ("Analytic Investors"), Wellington Management Company, LLP ("Wellington Management"), First Quadrant L.P. ("First Quadrant") and Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments") serve as investment advisors for PACE Alternative Strategies Investments.

The section captioned "Management—Investment advisors and portfolio managers" and sub-headed "PACE Alternative Strategies Investments" beginning on page 127 of the Multi-Class Prospectus and page 126 of the Class P Prospectus is revised by deleting the ninth through twelfth paragraphs of that section in their entirety.

The section captioned "The funds and their investment policies" and sub-headed "PACE Alternative Strategies Investments" beginning on page 15 of the SAI is revised by replacing the second sentence of the first paragraph of that section with the following:

Analytic Investors, LLC ("Analytic Investors"), Wellington Management Company, LLP ("Wellington Management"), First Quadrant L.P. ("First Quadrant") and Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments") serve as the fund's investment advisors.

The section captioned "Investment advisory arrangements" and sub-headed "PACE Alternative Strategies Investments" on page 102 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

Under the current Advisory Agreements for this fund with Analytic Investors, LLC ("Analytic Investors"), Wellington Management Company, LLP ("Wellington Management"), First Quadrant L.P. ("First Quadrant") and Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments") as of the date of this SAI (as supplemented), UBS Global AM (not the fund) pays Analytic Investors a fee on an annual basis of 0.45% of the fund's average daily net assets for the first $200 million, 0.40% of the fund's average daily net assets for the next $200 million and 0.30% of the fund's average daily net assets over $400 million that it manages; Wellington Management a fee on an annual basis of 0.750% of the fund's average daily net assets for the first $200 million and 0.725% of the fund's average daily net assets over $200 million that it manages; First Quadrant a fee on an annual basis of 0.85% of the fund's average daily net assets that it manages; and Standard Life Investments a fee on an annual basis of 0.70% of the fund's average daily net assets that it manages. For fiscal years ended July 31, 2011, July 31, 2010, and July 31, 2009, UBS Global AM paid or accrued aggregate investment advisory fees to Analytic Investors, First Quadrant, Wellington Management, Goldman Sachs Asset Management, L.P. (a former investment adviser for the fund through February 10, 2012) and Standard Life Investments of $3,661,532, $3,131,624 and $3,835,123, respectively. The accrued aggregate investment advisory fees reported above reflect the fee schedule in effect during the periods presented.

The section captioned "Investment advisory arrangements" and sub-headed "PACE Alternative Strategies Investments" on page 102 of the SAI is revised by deleting the fourth paragraph of that section in its entirety.

In the section captioned "Proxy voting policies and procedures", the heading "PACE Alternative Strategies Investments—Analytic Investors, LLC, Wellington Management Company, LLP, Goldman Sachs Asset Management, L.P., First Quadrant, L.P. and Standard Life Investments (Corporate Funds) Limited" on page 144 of the SAI is replaced with the following:

PACE Alternative Strategies Investments—Analytic Investors, LLC, Wellington Management Company, LLP, First Quadrant, L.P. and Standard Life Investments (Corporate Funds) Limited

The section captioned "Proxy voting policies and procedures" and sub-headed "Goldman Sachs Asset Management, L.P." beginning on page 146 of the SAI is deleted in its entirety.

The section captioned "Portfolio managers" and sub-headed "PACE Alternative Strategies Investments—Analytic Investors, LLC, Wellington Management Company, LLP, Goldman Sachs Asset

Management, L.P., First Quadrant, L.P. and Standard Life Investments (Corporate Funds) Limited" on page 196 of the SAI is replaced with the following:

PACE Alternative Strategies Investments—Analytic Investors, LLC, Wellington Management Company, LLP, First Quadrant, L.P. and Standard Life Investments (Corporate Funds) Limited

The section captioned "Portfolio managers," sub-headed "PACE Alternative Strategies Investments—Analytic Investors, LLC, Wellington Management Company, LLP, Goldman Sachs Asset Management, L.P., First Quadrant, L.P. and Standard Life Investments (Corporate Funds) Limited," and further sub-headed "Goldman Sachs Asset Management, L.P." beginning on page 200 of the SAI is deleted in its entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.